COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Aggregate minimum lease commitments) (Details) - New offices in Holon, Israel [Member] $ in Thousands	Jun. 30, 2015 USD ($)
Future minimum payments, operating leases:
2015 (six months ending December 31)	$ 1,492
2016	2,319
2017	2,370
2018	2,179
Thereafter	11,457
Total	$ 19,817